Pipeline Business Acquisition - Pipeline Business Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Nov. 07, 2013
Goodwill acquired	$ 0	$ 0	$ 2,344
Pipeline
Fair value of consideration transferred (cash paid)			(10,023)
Acquisition related costs expensed			75
Property and equipment				$ 3,397
Prepaid tires and other prepaid assets				276
Customer relationships				4,004
Trade name				72
Non-compete agreement				62
Vacation liability assumed				(132)
Total identifiable net assets assumed				7,679
Goodwill acquired			$ 2,344
Total Transportation Acquisition				$ 10,023